Long-Term Investment	12 Months Ended
Dec. 31, 2017
Long Term Investment [Abstract]
Long-Term Investment
NOTE 6:-	LONG-TERM INVESTMENT

The Company holds 8,563,254 shares of Wize Pharma Inc. (formally known as OphthaliX) as of December 31, 2017 which as of such date represents 8.2% percent of Wize Pharma Inc’s outstanding shares. The shares are classified as financial asset as designated at fair value through profit or loss.